FINANCIAL ASSETS AND LIABILITIES - Concessions and Itaipu (Details) R$ in Thousands	12 Months Ended
	Dec. 31, 2021 BRL (R$) MW	Dec. 31, 2020 BRL (R$)
Financial Assets and Public Concessions
Total financial assets	R$ 2,601,027	R$ 3,199,751
Financial liabilities	(578,626)	(647,214)
Financial Assets - Noncurrent	R$ 2,601,027	3,199,751
Total installed capacity (in watts) | MW	9,208.5
Furnas
Financial Assets and Public Concessions
Total installed capacity (in watts) | MW	4,617
Eletronorte.
Financial Assets and Public Concessions
Total installed capacity (in watts) | MW	78
Minimum
Financial Assets and Public Concessions
Granting period	20 years
Maximum
Financial Assets and Public Concessions
Granting period	35 years
Concessions | Generation
Financial Assets and Public Concessions
Financial Assets - Noncurrent	R$ 2,172,162	2,096,717
Financial Assets - Itaipu
Financial Assets and Public Concessions
Financial Assets - Noncurrent	428,865	1,103,034
Itaipu Financial liabilities
Financial Assets and Public Concessions
Financial liabilities	R$ (578,626)	R$ (647,214)